PLANT AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 132,152	$ 101,014